Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per ordinary share
	Year Ended December 31,
	2021	2020	2019

Numerator:
Allocation of loss	$42,601	$36,869	$6,905
Preferred share preference	-	3,933	6,422
Deemed dividend	-	2,114	-

Allocation of loss attributable to Ordinary shareholders	$42,601	$42,916	$13,327

Denominator:
Weighted average Ordinary shares outstanding	18,721,528	9,582,405	562,451

Basic and diluted loss per share	$2.28	$4.48	$23.69

Schedule of diluted loss per share attributable to ordinary shareholders
	December 31,
	2021	2020	2019
	Number of Ordinary shares

Ordinary share options	1,995,749	1,583,210	1,313,359
Warrants	218,521	867,040	3,009,769
Preferred shares	-	-	12,520,977

	2,214,270	2,450,250	16,844,105